Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 4,978,692	$ 2,305,352	$ 5,934,990
Adjustments to reconcile net income to net cash used in operating activities:
Provision for loan losses, not covered under FDIC loss sharing agreements	3,300,000	1,700,000	5,800,000
Provision for covered loan losses	1,201,596	1,200,000	420,635
Depreciation and amortization	1,782,588	1,335,515	1,097,217
Deferred income tax expense (benefit)	(2,738,714)	(1,973,499)	(277,892)
Accretion and amortization of premiums and discounts, net	2,974,208	1,995,603	1,343,798
Accretion of fair value discounts related to covered loans	(8,987,715)	(8,248,209)	(7,760,565)
Accretion of fair value discounts related to FDIC receivable	(1,461,779)	(1,035,125)	(1,840,856)
Gain on sale of loans and loan servicing release fees	(961,605)	(655,977)	(796,459)
Proceeds from sale of loans	40,057,748	33,976,397	21,775,030
Originations and purchases of loans held for sale	(41,496,284)	(31,550,298)	(21,916,571)
Gain on acquisition		(1,095,003)	(9,342,816)
Gain on sale of mortgage-backed securities, collateralized mortgage obligations, and other investments	(939,766)	(774,277)	(898,915)
Other-than-temporary impairment-securities	273,259	2,296,242	2,526,674
Other-than-temporary impairment-other			1,000,000
Write down of real estate owned	1,298,041	774,616	1,399,111
Loss on sale and writedowns of real estate owned	24,074	44,894	102,235
Loss on sale and writedowns of other assets held for sale	588,299	349,585
FHLB advance prepayment penalty		809,558
Recovery payable to FDIC on other real estate owned gains			(259,726)
Restricted stock award expense	108,845	216,668	191,906
Stock option expense	93,876	105,091	61,186
Increase in cash surrender value on bank owned life insurance	(1,057,397)	(1,096,510)	(1,128,164)
Changes in assets and liabilities:
Decrease in accrued interest and dividends receivable	449,113	267,173	1,163,551
Decrease (increase) in other assets	1,741,670	4,125,736	(5,182,241)
(Decrease) increase in other liabilities	(2,242,543)	(5,239,014)	2,902,698
Net cash (used in) provided by operating activities	(1,013,794)	(165,482)	(3,685,174)
Cash flows from investing activities:
Proceeds from sales of securities available for sale	41,638,363	41,338,234	54,299,637
Principal collections on securities available for sale	57,210,142	52,477,822	58,531,300
Purchase of securities available for sale	(135,293,105)	(111,244,487)	(14,582,959)
Proceeds from maturities of other securities available for sale	6,789,350	3,574,950	3,568,829
Proceeds from redemption of FHLB stock	5,317,700	4,473,912	1,085,900
Purchase of FHLB stock	(45,000)
Net decrease in loans receivable	40,430,538	59,326,132	21,252,730
Net decrease in FDIC receivable	70,878,537	45,638,131	49,515,577
Proceeds from sale of real estate owned	20,364,484	31,784,268	17,781,589
Proceeds from sale of premises and equipment	148,418	412,980
Purchases of premises and equipment	(2,755,197)	(839,960)	(5,777,124)
Net cash received from acquisitions		49,326,291	68,914,993
Net cash (used in) provided by investing activities	104,684,230	176,268,273	254,590,472
Cash flows from financing activities:
Purchase of treasury stock	(3,588,013)
Dividends paid	(1,372,227)	(1,940,899)	(1,640,926)
Stock issuance			27,857,569
Decrease in deposits	(110,832,260)	(156,755,359)	(70,489,262)
Proceeds from Federal Home Loan Bank advances	1,000,000
Principal payments on Federal Home Loan Bank advances	(30,000,000)	(102,809,558)	(24,491,486)
Net increase (decrease) in advance payments by borrowers for taxes and insurance	188,638	(473,911)	(342,647)
Net cash provided by (used in) financing activities	(144,603,862)	(261,979,727)	(69,106,752)
Net (decrease) increase in cash and cash equivalents	(40,933,426)	(85,876,936)	181,798,546
Cash and cash equivalents at beginning of period	149,761,646	235,638,582	53,840,036
Cash and cash equivalents at end of period	108,828,220	149,761,646	235,638,582
Supplemental disclosures of cash flow information:
Interest paid	10,973,958	16,565,221	22,918,703
Income taxes paid	2,529,000	1,678,641	3,724,092
Supplemental disclosure of noncash activities:
Real estate acquired through foreclosure of collateral on loans receivable	25,180,220	14,830,664	30,466,966
Premises and equipment acquired through foreclosure of collateral on loans receivable	474,000	286,154
Issuance of ESOP common stock	158,269	151,600	137,000
Effect of restricted stock awards	659,633	391,764	402,242
Unrealized gain on securities available for sale, net	2,174,838	1,526,425	4,779,128
Acquisitions
Assets acquired at fair value		248,978,989	316,233,077
Liabilities assumed at fair value		248,304,905	310,627,386
Net assets acquired		$ 674,084	$ 5,605,691